Financial instruments by category	12 Months Ended
Dec. 31, 2024
Financial instruments by category [Abstract]
Financial instruments by category	Financial instruments by category
The PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.
The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate for each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this note were selected based on their relevance.
The PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market (except for the LFT included in financial investments, which is actively traded in the market), variations could occur in the event the PagSeguro Group were to decide to settle or realize them in advance.
28.    Financial instruments by category (Continued)
The PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2024	December 31, 2023

Financial assets
Amortized cost:
Cash and cash equivalents	927,668	2,899,060
Financial investments	362,979	163,512
Accounts receivables	57,984,253	42,900,983
Compulsory reserve	4,627,645	1,428,893
Other receivables	284,367	198,416
Judicial deposits	79,591	50,992
Receivables from related parties	31,849	32,281
Fair value through other comprehensive income
Accounts receivable	1,819,020	—
Compulsory reserves	133,759	1,260,589
Financial investments	124,945	619,100
Derivative financial instruments	58,470	—
	66,434,546	49,553,826

	December 31, 2024	December 31, 2023

Financial Liabilities
Amortized cost:
Payables to third parties	11,642,218	10,151,463
Obligations to FIDC quota holders	1,151,384	118,986
Checking Accounts	12,030,573	11,382,924
Trade payables	663,229	513,920
Trade payables to related parties	1,131,246	476,804
Banking Issuances	24,089,234	16,188,440
Borrowings	4,521,503	189,427
Deferred revenue	145,428	146,184
Other liabilities	198,734	143,088
Fair value through profit or loss
Derivative financial instruments	67,181	23,314
Fair value through other comprehensive income
Derivative financial instruments	2,788	17,631
	55,643,518	39,352,181